Significant accounting policies - Schedule of Other (Outflows) Inflows of Cash from Operating Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Banking expenses		$ (3,564)	$ (11,046)	$ (15,603)
Tax credits		(8,461)	(6,255)	(3,353)
Government grants		1,143	13,076	24,387
Value added tax		257,227	61,426	(298,076)
Debt issuance costs		(10,616)	(23,091)	(18,346)
Others		1,735	0	0
Other inflows (outflows) of cash, classified as operating activities	[1]	$ 237,464	$ 34,110	$ (310,991)

[1]	Other inflows (outflows) of cash from operating activities include net increases (decreases) of value added tax and banking expenses, taxes associated with interest payments, costs of issuance of debt and government grants.